UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5385

                           Scudder Value Series, Inc.
                           --------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  11/30
                          -----

Date of reporting period:  8/31/04
                           -------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder - Dreman Small Cap Value Fund
Investment Portfolio as of August 31, 2004 (Unaudited)

---------------------------------------------------------------------------------------------------------------------

                                                                                          Shares            Value ($)
                                                                                        -----------------------------

Common Stocks 94.2%
Consumer Discretionary 7.0%
Auto Components 0.2%
Noble International Ltd.                                                                     72,500        1,478,275

Automobiles 0.1%
Fleetwood Enterprises, Inc.*                                                                 40,700          519,739

Hotels Restaurants & Leisure 2.0%
Alliance Gaming Corp.*                                                                      206,800        3,083,388
Bluegreen Corp.*                                                                            314,400        3,694,200
CBRL Group, Inc.                                                                             94,500        3,012,660
Jameson Inns, Inc.*                                                                         605,600        1,059,800
Navigant International, Inc.*                                                               171,800        2,759,108
                                                                                                        ------------
                                                                                                          13,609,156

Household Durables 0.5%
Standard Pacific Corp.                                                                       61,200        3,088,764

Leisure Equipment & Products 0.5%
Lakes Entertainment, Inc.*                                                                  388,300        3,712,148

Media 0.5%
Catalina Marketing Corp.*                                                                   158,700        3,570,750

Specialty Retail 2.4%
Borders Group, Inc.                                                                         189,100        4,519,490
Linens 'N Things, Inc.*                                                                     149,600        3,751,968
Mettler-Toledo International, Inc.*                                                         171,000        7,872,840
                                                                                                        ------------
                                                                                                          16,144,298

Textiles, Apparel & Luxury Goods 0.8%
Phillips-Van Heusen Corp.                                                                   257,564        5,192,490

Consumer Staples 4.3%
Food Products 2.0%
Chiquita Brands International, Inc.*                                                        328,700        6,192,708
Ralcorp Holdings, Inc.*                                                                     199,000        7,249,570
                                                                                                        ------------
                                                                                                          13,442,278

Personal Products 1.0%
Helen of Troy Ltd.*                                                                         236,100        6,374,700

Tobacco 1.3%
Universal Corp.                                                                              73,500        3,317,055
Vector Group Ltd.                                                                           343,339        5,747,495
                                                                                                        ------------
                                                                                                           9,064,550

Energy 11.3%
Energy Equipment & Services 3.9%
Grant Prideco, Inc.*                                                                        126,700        2,314,809
Matrix Service Co.*                                                                         231,200        1,038,088
Offshore Logistics, Inc.*                                                                   150,600        4,487,880
Oil States International, Inc.*                                                             390,800        6,291,880
Patterson-UTI Energy, Inc.                                                                  608,400       10,537,488
Unit Corp.*                                                                                  61,000        1,915,400
                                                                                                        ------------
                                                                                                          26,585,545

Oil & Gas 7.4%
Comstock Resources, Inc.*                                                                   238,455        4,394,726
Delta Petroleum Corp.*                                                                      127,900        1,412,016
Energy Partners Ltd.*                                                                       240,800        3,681,832
Frontier Oil Corp.                                                                          167,100        3,412,182
Global Industries, Inc.*                                                                    247,800        1,325,730
Magnum Hunter Resources, Inc.*                                                              331,300        3,375,947
Parallel Petroleum Corp.*                                                                   505,200        2,505,792
Penn Virginia Corp.                                                                         260,600        8,980,276
Pioneer Drilling Co.*                                                                       600,000        4,500,000
Remington Oil & Gas Corp.*                                                                  179,700        4,449,372
Tesoro Petroleum Corp.*                                                                     135,600        3,211,008
Ultra Petroleum Corp.*                                                                      205,700        8,546,835
                                                                                                        ------------
                                                                                                          49,795,716

Financials 29.6%
Banks 10.7%
BankAtlantic Bancorp., Inc. "A"                                                             170,400        3,017,784
Capital Bancorp., Ltd.                                                                       63,600        1,829,772
Center Financial Corp.                                                                      178,000        3,029,560
Colonial BancGroup, Inc.                                                                    192,600        3,886,668
Community First Bankshares, Inc.                                                             56,100        1,804,737
First Federal Capital Corp.                                                                 143,700        4,266,453
Glacier Bancorp., Inc.                                                                      196,100        5,526,098
Greater Bay Bancorp.                                                                        242,500        6,903,975
Independence Community Bank Corp.                                                           132,400        5,195,376
IndyMac Bancorp., Inc.                                                                      128,900        4,447,050
International Bancshares Corp.                                                               92,975        3,064,456
Oriental Finance Group, Inc.                                                                 78,500        2,118,715
PFF Bancorp., Inc.                                                                          123,600        4,560,840
Provident Bankshares Corp.                                                                  152,300        4,823,341
R & G Financial Corp. "B"                                                                   194,700        6,732,726
S&T Bancorp, Inc.                                                                            61,900        2,173,309
Sterling Financial Corp.                                                                    114,805        3,806,934
Webster Financial Corp.                                                                     106,100        5,220,120
                                                                                                        ------------
                                                                                                          72,407,914

Diversified Financial Services 6.7%
ACE Cash Express, Inc.*                                                                     156,800        4,290,048
Bank Mutual Corp.                                                                           285,500        3,257,555
CMET Finance Holdings, Inc.*                                                                 10,800        1,080,000
Fieldstone Private Capital Corp.*                                                           439,700        7,145,125
First Federal Financial Corp.*                                                              113,400        5,171,040
Jer Investment Trust, Inc. 144A*                                                            225,100        3,376,500
KKR Financial Corp.*                                                                      1,517,400       15,174,000
Prospect Energy Corp.*                                                                      390,800        5,862,000
                                                                                                        ------------
                                                                                                          45,356,268

Insurance 4.8%
Ceres Group, Inc.*                                                                          529,610        2,865,190
Endurance Specialty Holdings Ltd.                                                            72,200        2,349,388
Meadowbrook Insurance Group,  Inc.*                                                         393,600        1,865,664
ProCentury Corp.*                                                                           508,500        5,095,170
PXRE Group Ltd.                                                                              76,800        1,784,832
Quanta Capital Holdings Ltd.*                                                               420,700        3,887,268
Scottish Re Group Ltd.                                                                      378,600        8,041,464
Selective Insurance Group, Inc.                                                             192,300        6,640,119
                                                                                                        ------------
                                                                                                          32,529,095

Real Estate 7.4%
Capital Lease Funding, Inc. (REIT)                                                          291,900        3,024,084
Highland Hospitality Corp. (REIT)                                                           397,100        4,475,317
Medical Properties of America (REIT)                                                        165,700        1,657,000
Newcastle Investment Corp. (REIT)                                                           445,059       13,471,936
Newcastle Investment Holding Corp. (REIT)                                                   388,759        2,976,105
Novastar Financial, Inc. (REIT)                                                             462,700       18,619,048
Provident Senior Living Trust 144A                                                          363,300        5,449,500
                                                                                                        ------------
                                                                                                          49,672,990

Health Care 7.8%
Biotechnology 2.2%
Axonyx, Inc.*                                                                               126,500          537,625
Charles River Laboratories International, Inc.*                                             193,100        8,409,505
Serologicals Corp.*                                                                         282,900        5,923,926
                                                                                                        ------------
                                                                                                          14,871,056

Health Care Equipment & Supplies 0.6%
Fisher Scientific International, Inc.*                                                       70,840        4,035,755

Health Care Providers & Services 3.8%
Allied Healthcare International, Inc.*                                                      658,900        3,722,785
LabOne, Inc.*                                                                               138,400        4,045,432
Odyssey Healthcare, Inc.*                                                                   122,000        2,161,840
Pediatrix Medical Group, Inc.*                                                               79,200        5,551,920
Province Healthcare Co.*                                                                    295,300        5,770,162
Triad Hospitals, Inc.*                                                                      137,100        4,358,409
                                                                                                        ------------
                                                                                                          25,610,548

Pharmaceuticals 1.2%
Par Pharmaceutical Cos., Inc.*                                                              200,300        8,220,312

Industrials 17.9%
Aerospace & Defense 6.5%
CAE, Inc.                                                                                   886,200        3,881,556
Curtiss-Wright Corp.                                                                         88,000        4,809,200
DRS Technologies, Inc.*                                                                     120,100        4,369,238
GenCorp, Inc.*                                                                              144,200        1,741,936
Herley Industries, Inc.*                                                                    271,300        4,989,207
Moog, Inc. "A"*                                                                             248,250        8,825,287
Precision Castparts Corp.                                                                   167,200        9,211,048
Triumph Group, Inc.*                                                                         83,000        2,672,600
United Defense Industries, Inc.*                                                             92,600        3,540,098
                                                                                                        ------------
                                                                                                          44,040,170

Building Products 1.6%
Levitt Corp. "A"                                                                            260,000        5,852,600
NCI Building Systems, Inc.*                                                                  91,700        2,813,356
York International Corp.                                                                     73,900        2,406,184
                                                                                                        ------------
                                                                                                          11,072,140

Commercial Services & Supplies 2.0%
Consolidated Graphics, Inc.*                                                                107,500        4,391,375
John H. Harland Co.                                                                         120,000        3,526,800
WCA Waste Corp.*                                                                            630,500        5,270,980
                                                                                                        ------------
                                                                                                          13,189,155

Construction & Engineering 1.1%
Integrated Electrical Services, Inc.*                                                       374,300        1,804,126
URS Corp.*                                                                                  217,800        5,379,660
                                                                                                        ------------
                                                                                                           7,183,786

Electrical Equipment 1.5%
General Cable Corp.*                                                                        586,200        6,172,686
Genlyte Group, Inc.*                                                                         61,000        3,642,310
                                                                                                        ------------
                                                                                                           9,814,996

Industrial Conglomerates 1.2%
Denbury Resources, Inc.*                                                                    376,900        8,254,110

Machinery 2.4%
Albany International Corp. "A"                                                              109,400        3,189,010
Briggs & Stratton Corp.                                                                      40,400        3,034,040
Harsco Corp.                                                                                 65,800        2,953,104
Oshkosh Truck Corp.                                                                          77,000        3,923,920
Valmont Industries                                                                          172,200        3,399,228
                                                                                                        ------------
                                                                                                          16,499,302

Road & Rail 1.6%
Genessee & Wyoming, Inc.*                                                                   187,500        4,196,250
RailAmerica, Inc.*                                                                          256,200        2,984,730
Yellow Roadway Corp.*                                                                        95,788        3,931,140
                                                                                                        ------------
                                                                                                          11,112,120

Information Technology 3.4%
Communications Equipment 1.1%
Luminent, Inc.*                                                                             215,000        2,603,650
PC-Tel, Inc.*                                                                               529,000        4,808,610
                                                                                                        ------------
                                                                                                           7,412,260

Computers & Peripherals 1.2%
CyberGuard Corp.*                                                                           363,100        2,559,855
Stratasys, Inc.*                                                                            141,400        3,525,102
Western Digital Corp.*                                                                      273,500        2,040,310
                                                                                                        ------------
                                                                                                           8,125,267

Electronic Equipment & Instruments 0.5%
Scansource, Inc.*                                                                            50,100        3,008,004

IT Consulting & Services 0.5%
BISYS Group, Inc.*                                                                          112,700        1,600,340
CACI International, Inc. "A"*                                                                40,300        1,962,207
                                                                                                        ------------
                                                                                                           3,562,547

Semiconductors & Semiconductor Equipment 0.1%
ZiLOG, Inc.*                                                                                115,800          893,976

Materials 7.1%
Chemicals 2.5%
Headwaters, Inc.*                                                                           365,900       11,200,199
Sensient Technologies Corp.                                                                 281,100        5,903,100
                                                                                                        ------------
                                                                                                          17,103,299

Construction Materials 0.8%
Florida Rock Industries, Inc.                                                               123,855        5,635,402

Containers & Packaging 0.0%
Myers Industries, Inc.                                                                            1               13

Marine 0.8%
Tsakos Energy Navigation Ltd.                                                               192,200        5,227,840

Metals & Mining 3.0%
Cleveland-Cliffs, Inc.*                                                                      87,400        5,833,950
Metal Management, Inc.*                                                                     154,800        2,575,872
Pan American Silver Corp.*                                                                  263,500        3,905,070
Stillwater Mining Co.*                                                                      213,500        3,057,320
Wheaton River Minerals Ltd.*                                                              1,635,800        4,482,092
                                                                                                        ------------
                                                                                                          19,854,304

Utilities 5.8%
Electric Utilities 1.3%
Allegheny Energy, Inc.*                                                                     279,100        4,099,979
WPS Resources Corp.                                                                          99,200        4,629,664
                                                                                                        ------------
                                                                                                           8,729,643

Gas Utilities 1.0%
Southern Union Co.*                                                                         353,430        6,605,607

Multi-Utilities 1.8%
CMS Energy Corp.*                                                                           483,000        4,636,800
ONEOK, Inc.                                                                                 220,600        5,197,336
Sierra Pacific Resources*                                                                   329,200        2,831,120
                                                                                                        ------------
                                                                                                          12,665,256

Multi-Utilities & Unregulated Power 1.7%
Reliant Resources, Inc.*                                                                  1,146,700       11,421,132


Total Common Stocks (Cost $505,600,470)                                                                  636,692,676


                                                                                        Shares              Value ($)

Preferred Stocks 0.2%
Financials 0.2%
Banks 0.2%
Chevy Chase Bank, 8.00%
(Cost $1,052,500)                                                                            42,100        1,136,700


                                                                                          Principal
                                                                                          Amount ($)        Value ($)
                                                                                        -----------------------------

Corporate Bonds 1.0%
Utilities 1.0%
Mirant Corp.:
144A*, 7.4%, 7/15/2049                                                                    4,000,000        2,480,000
144A*, 7.9%, 7/15/2009                                                                    6,985,000        4,330,700
                                                                                                        ------------

Total Corporate Bonds (Cost $6,506,225)                                                                    6,810,700

                                                                                          Shares            Value ($)
                                                                                        -----------------------------
Other Investments 0.8%
Tortoise Energy Infrastructure Corp.
(Cost $5,312,155)                                                                           212,451        5,324,022

Cash Equivalents 3.8%
Scudder Cash Management QP Trust, 1.54% (a)
(Cost $25,820,976)                                                                       25,820,976       25,820,976
                                                                                                        ------------


Total Investment Portfolio  (Cost $544,292,326)                                                          675,785,074
                                                                                                         ===========


* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder-Dreman Small Cap Value Fund


By:                                 /s/Julian Sluyters
                                    ---------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 26, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder-Dreman Small Cap Value Fund


By:                                 /s/Julian Sluyters
                                    ---------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 26, 2004



By:                                 /s/Paul Schubert
                                    ---------------------------------------
                                    Chief Financial Officer

Date:                               October 26, 2004